Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)		Mar. 31, 2022 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		₨ 343,528.7		$ 4,527.9		₨ 198,833.2		₨ 148,232.0
Write-offs		(134,017.8)		(1,766.5)		(119,470.7)		(92,679.6)
Net allowance for credit losses		163,160.9	[1]	2,150.5	[1]	183,153.2	[2]	143,280.8	[3]
Allowance for credit losses, end of the period		372,671.8		$ 4,911.9		343,528.7		198,833.2
Allowance for credit losses:
Allowance individually evaluated for impairment		38,454.1				36,933.6		26,426.4		$ 506.8
Allowance collectively evaluated for impairment		334,217.7				306,595.1		172,406.8		4,405.1
Loans:
Loans individually evaluated for impairment		44,738.1				46,553.7		35,423.4		589.7
Loans collectively evaluated for impairment		14,364,805.9				11,997,164.2		10,588,432.2		$ 189,334.4
Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						81,013.0
Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		39,396.1				19,219.0
Write-offs		(19,376.9)				(13,263.5)
Net allowance for credit losses		21,750.2	[1]			23,559.7	[2]
Allowance for credit losses, end of the period		41,769.4				39,396.1		19,219.0
Allowance for credit losses:
Allowance individually evaluated for impairment		18.4				34.7
Allowance collectively evaluated for impairment		41,751.0				39,361.4
Loans:
Loans individually evaluated for impairment		31.5				49.5
Loans collectively evaluated for impairment		1,042,761.5				964,003.7
Auto loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						9,880.9
Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		110,081.0				47,097.1
Write-offs		(74,500.8)				(61,571.8)
Net allowance for credit losses		75,986.2	[1]			86,464.6	[2]
Allowance for credit losses, end of the period		111,566.4				110,081.0		47,097.1
Allowance for credit losses:
Allowance individually evaluated for impairment		6.5				4.0
Allowance collectively evaluated for impairment		111,559.9				110,077.0
Loans:
Loans individually evaluated for impairment		29.4				4.2
Loans collectively evaluated for impairment		2,341,942.4				2,042,723.0
Personal loans/Credit card | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						38,091.1
Retail Business Banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		42,288.4				32,860.3
Write-offs		(3,027.7)				(14,951.6)
Net allowance for credit losses		9,794.3	[1]			20,432.2	[2]
Allowance for credit losses, end of the period		49,055.0				42,288.4		32,860.3
Allowance for credit losses:
Allowance individually evaluated for impairment		2,651.4				3,540.7
Allowance collectively evaluated for impairment		46,403.6				38,747.7
Loans:
Loans individually evaluated for impairment		2,651.4				3,560.8
Loans collectively evaluated for impairment		2,614,435.7				2,004,285.1
Retail Business Banking | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						3,947.5
Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		26,356.7				20,463.4
Write-offs		(16,592.0)				(15,921.5)
Net allowance for credit losses		21,986.2	[1]			21,489.3	[2]
Allowance for credit losses, end of the period		31,750.9				26,356.7		20,463.4
Allowance for credit losses:
Allowance individually evaluated for impairment		65.8				59.6
Allowance collectively evaluated for impairment		31,685.1				26,297.1
Loans:
Loans individually evaluated for impairment		66.3				59.7
Loans collectively evaluated for impairment		950,999.7				805,270.1
Commercial vehicle and construction equipment finance | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						325.5
Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		4,578.0				1,700.7
Write-offs		(601.6)				(190.8)
Net allowance for credit losses		(1,284.2)	[1]			1,408.6	[2]
Allowance for credit losses, end of the period		2,692.2				4,578.0		1,700.7
Allowance for credit losses:
Allowance individually evaluated for impairment		0.0				0.0
Allowance collectively evaluated for impairment		2,692.2				4,578.0
Loans:
Loans individually evaluated for impairment		0.0				0.0
Loans collectively evaluated for impairment		830,882.4				702,235.5
Housing loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						1,659.5
Other Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		49,229.2				37,864.3
Write-offs		(17,567.4)				(9,942.8)
Net allowance for credit losses		29,775.2	[1]			21,073.4	[2]
Allowance for credit losses, end of the period		61,437.0				49,229.2		37,864.3
Allowance for credit losses:
Allowance individually evaluated for impairment		92.3				72.1
Allowance collectively evaluated for impairment		61,344.7				49,157.1
Loans:
Loans individually evaluated for impairment		126.6				92.7
Loans collectively evaluated for impairment		1,526,607.8				1,306,548.3
Other Retail | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						234.3
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period		71,599.3				39,628.4
Write-offs		(2,351.4)				(3,628.7)
Net allowance for credit losses		5,153.0	[1]			8,725.4	[2]
Allowance for credit losses, end of the period		74,400.9				71,599.3		39,628.4
Allowance for credit losses:
Allowance individually evaluated for impairment		35,619.7				33,222.5
Allowance collectively evaluated for impairment		38,781.2				38,376.8
Loans:
Loans individually evaluated for impairment		41,832.9				42,786.8
Loans collectively evaluated for impairment		₨ 5,057,176.4				4,172,098.5
Wholesale loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of Adopting ASC 326						26,874.2
Specific allowance for credit losses | Retail Loans | Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						7,814.5		6,169.0
Write-offs								(11,524.3)
Net allowance for credit losses	[3]							13,169.8
Allowance for credit losses, end of the period								7,814.5
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								7,814.5
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								15,279.2
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						8,535.1		9,694.0
Write-offs								(41,646.3)
Net allowance for credit losses	[3]							40,487.4
Allowance for credit losses, end of the period								8,535.1
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								8,535.1
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								14,481.7
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						21,687.4		21,595.3
Write-offs								(9,379.0)
Net allowance for credit losses	[3]							9,471.1
Allowance for credit losses, end of the period								21,687.4
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								21,687.4
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								32,866.3
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						11,607.3		6,544.8
Write-offs								(10,838.5)
Net allowance for credit losses	[3]							15,901.0
Allowance for credit losses, end of the period								11,607.3
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								11,607.3
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								22,992.2
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						1,414.7		1,105.2
Write-offs								(130.3)
Net allowance for credit losses	[3]							439.8
Allowance for credit losses, end of the period								1,414.7
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								1,414.7
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								2,921.3
Specific allowance for credit losses | Retail Loans | Other Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						24,116.5		20,441.5
Write-offs								(12,833.1)
Net allowance for credit losses	[3]							16,508.1
Allowance for credit losses, end of the period								24,116.5
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								24,116.5
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								33,462.8
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						26,426.4		20,233.2
Write-offs								(6,328.1)
Net allowance for credit losses	[3]							12,521.3
Allowance for credit losses, end of the period								26,426.4
Allowance for credit losses:
Allowance individually evaluated for impairment								26,426.4
Allowance collectively evaluated for impairment								0.0
Loans:
Loans individually evaluated for impairment								35,423.4
Loans collectively evaluated for impairment								0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						84,029.4		52,941.1
Write-offs								0.0
Net allowance for credit losses	[3]							31,088.3
Allowance for credit losses, end of the period								84,029.4
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								84,029.4
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								6,918,796.9
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period						₨ 13,201.9		9,507.9
Write-offs								0.0
Net allowance for credit losses	[3]							3,694.0
Allowance for credit losses, end of the period								13,201.9
Allowance for credit losses:
Allowance individually evaluated for impairment								0.0
Allowance collectively evaluated for impairment								13,201.9
Loans:
Loans individually evaluated for impairment								0.0
Loans collectively evaluated for impairment								₨ 3,547,631.8

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 36,181.2 million (US$ 476.9 million). Recoveries from retail loans is Rs. 35,385.3 million and from wholesale loans is Rs. 796.1 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 28,919.8 million (US$ 395.4 million). Recoveries from retail loans is Rs. 28,605.8 million and from wholesale loans is Rs. 314.0 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 25,658.9 million. Recoveries from retail loans are Rs. 22,548.7 million and from wholesale loans are Rs. 3,110.2 million.